Non-Mineral Leases - Maturities under 840 (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Future Operating Lease Payments Under 840 [Abstract]
2019	$ 248
2020	425
2021	136
2022	319
2023	54
Remaining Years	212
Operating Leases, Future Minimum Payments Due, Total	1,394
Less income from subleases	(7)
Net Minimum Operating Lease Payments	1,387
Capital lease obligations Under 840 [Abstract]
2019	118
2020	116
2021	100
2022	98
2023	87
Remaining years	453
Capital Leases, Future Minimum Payments Due, Total	972
Less portion representing imputed interest	(195)
Finance Lease Obligations, Total	$ 720	$ 777